Contractual Obligations (Tables)	9 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Payment Schedule [Table Text Block]
2014	$572,355
2015	1,319,147
2016	808,386
$2,699,888